Share capital - Additional information (Detail) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 14, 2020 CAD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares warrants options	Dec. 31, 2021 CAD ($) shares warrants options $ / shares	Dec. 31, 2020 USD ($) warrants	Dec. 31, 2019 USD ($) warrants	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($)	Jan. 31, 2017
Statement [Line Items]
Proceeds from issuance of common shares – private placement		$ 88		$ 120	$ 46
Weighted average fair value at measurement date, share options granted			$ 0.37			$ 0.24	$ 0.20
Number of shares issued | shares			192,687,906			186,530,002
Exercise price of outstanding Warrants	0.60%
Exercise price of outstanding Warrants Term	3 years
Percentage to Acquire of Issued and Outstanding Shares								10.00%
Share Purchase Warrant [Member]
Statement [Line Items]
Par value per share | $ / shares	$ 0.60
Number of shares issued | shares	5,139,000
Exercise price of outstanding Warrants Term	3 years
Exercise price of warrants exercised | $ / shares			$ 0.55
Number of warrants exercised | warrants		4,562,578	4,562,578	0	0
Warrants expiry date		Jan. 10, 2022	Jan. 10, 2022
Gross proceeds from exercise of warrants			$ 2,509,418
Number of warrants cancelled | warrants				0	0
Deferred Share Unit Plan [Member]
Statement [Line Items]
Allocated Share Based Payment Transactions		$ 400		$ 200	$ 0
Deferred Share Unit Plan [Member] | Directors And Executives [Member]
Statement [Line Items]
Number of warrants exercised | shares		615,000	615,000
Post Arrangement [Member]
Statement [Line Items]
Weighted average fair value at measurement date for warrants | $ / shares						$ 0.12
Post Arrangement [Member] | Deferred Share Unit Plan [Member]
Statement [Line Items]
Weighted average fair value at measurement date for warrants | $ / shares			$ 0.77			$ 0.51
Related parties [member]
Statement [Line Items]
Number of share options granted in share-based payment arrangement | options		1,219,500	1,219,500
Allocated Share Based Payment Transactions		$ 700		$ 400	$ 300
Private Placements [Member] | Brokerage Fee [Member]
Statement [Line Items]
Proceeds from issuance of common shares – private placement	$ 4,300,000
Finder Fee	$ 86,000
Percentage of brokerage fee equal to issue of subscription shares	5.00%
Private Placements [Member] | Two Tranches [Member]
Statement [Line Items]
Par value per share | $ / shares	$ 0.43
Proceeds from issuance of common shares – private placement	$ 4,400,000
Number of shares issued | shares	10,278,000